Institutional and Retail Shares | RQSI GAA SYSTEMATIC GLOBAL MACRO FUND
RQSI GAA Systematic Global Macro Fund
Investment Objective
The RQSI GAA Systematic Global Macro Fund (the “Fund”) seeks total returns uncorrelated with the broad equity and fixed income markets.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional and Retail Shares - RQSI GAA SYSTEMATIC GLOBAL MACRO FUND		INSTITUTIONAL SHARES	Retail Shares
Management Fees		1.90%	1.90%
Distribution and Service (12b-1) Fees		none	0.25%
Shareholder Servicing Fees		none	0.10%
Other Operating Expenses		0.53%	0.53%
Other Expenses	[1]	0.53%	0.63%
Total Annual Fund Operating Expenses	[2]	2.43%	2.78%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Ramsey Quantitative Systems, Inc. (the "Adviser" or "RQSI") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.50% of the average daily net assets of each of the Fund's share classes until February 28, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund's investment advisory agreement and may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional and Retail Shares - RQSI GAA SYSTEMATIC GLOBAL MACRO FUND - USD ($)	One Year	Three Years
INSTITUTIONAL SHARES	246	758
Retail Shares	281	862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. Because the Fund was not in operation as of the fiscal year ended October 31, 2017, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund allocates its assets among three macro or broad asset classes (equities, fixed income and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class.

A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of an underlying instrument at an agreed upon price and time. Agreeing to buy the underlying instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying instrument is called selling a futures contract or taking a short position in the contract. As the owner of a long position in a futures contract, the Fund will benefit from an increase in the price of the underlying instrument, and, as the owner of a short position, the Fund will benefit from a decrease in the price of the underlying instrument.

Through its investments in futures contracts, the Fund will principally have exposure to (i) large-cap equity markets, (ii) investment-grade government securities of any maturity, (iii) interest rates and (iv) currencies.

Under normal conditions, the Fund will have exposure to the equity markets, government securities, interest rates or currencies of at least three countries, including the United States, and will have exposure to non-U.S. equity markets, government securities, interest rates and currencies (measured on a gross basis) equal to at least 40% (or, if conditions are not favorable, at least 30%) of its total assets. From time to time, the Fund may focus its investments in a particular geographic region, such as Europe or Asia.

The Fund purchases and sells futures contracts based on trading and sizing signals generated by a proprietary systematic global asset allocation (“GAA”) investment model designed by the Adviser that combines various quantitative investment strategies (e.g. econometric, technical and relative value) to seek to generate returns across asset classes and investment timeframes.

The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an instrument underlying a futures contract and results in increased volatility, which means that the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use futures contracts. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an instrument and may cause the Fund’s net asset value (“NAV”) to be volatile. A decline in the Fund’s assets due to losses magnified by futures contracts may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset coverage requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), when it may not be advantageous to do so.

In order to meet the 1940 Act asset coverage requirements with respect to the use of futures contracts, and earn income, the Fund may hold significant amounts of cash and cash equivalents.

When taking into account instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Derivatives Risk – The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain derivatives may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

The Fund’s use of futures is also subject to the following risks of the underlying instruments:

Equity Risk – The market prices of equity securities may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that interest rates in the United States are at, or near, historic lows.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities.

Foreign Currency Risk – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

U.S. Government Securities Risk – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.rqsifunds.com or by calling toll-free to 1-844-445-RQSI (1-844-445-7774).